Cash and Cash Equivalents - Additional Information (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash equivalents
Proceeds from loans and debentures		R$ 9,337	R$ 4,582	R$ 1,988
Contract assets - distribution of gas and energy infrastructure		(5,386)	(4,439)	(3,679)
Interest on capital and dividends paid		R$ 3,968	R$ 4,294	R$ 1,823
Bottom of Range [Member]
Cash equivalents
Accrued Interest Rate Of Return Used To Reflect Time Value Of Money, Regulatory Deferral Account Balances	[1]	70.00%	80.00%
Pre-Fixed Rate Of Return Used To Reflect Time Value Of Money, Regulatory Deferral Account Balances	[2]	14.60%	11.91%
Top of Range [Member]
Cash equivalents
Accrued Interest Rate Of Return Used To Reflect Time Value Of Money, Regulatory Deferral Account Balances	[1]	111.00%	111.00%
Pre-Fixed Rate Of Return Used To Reflect Time Value Of Money, Regulatory Deferral Account Balances	[2]	14.90%	12.15%

[1]	For these CDBs, the Company and its subsidiaries have repurchase transactions which state, on their trading notes, the bank’s commitment to repurchase the security, on demand, on the maturity date of the transaction, or earlier.
[2]	They consist of short-term investments, available for redemption on the following day. They are usually backed by Treasury Bills, Notes or Bonds and referenced to a pre-fixed rate. Their purpose is to settle the short-term obligations of the Company and its subsidiaries, or to be used in the acquisition of other assets with better return to replenish the portfolio.